Segment and Geographic Reporting	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment and Geographic Reporting
Note 14.  Segment and Geographic Reporting
Effective July 1, 2019, the Company realigned the composition of its operating segments. The Company combined II-VI Laser Solutions and II-VI Performance Products and renamed the combined segment Compound Semiconductors.  All applicable segment information has been restated to reflect this change. Additionally, the Company changed the name of II-VI Photonics to Photonic Solutions.
The Company reports its business segments using the “management approach” model for segment reporting. This means that the Company determines its reportable business segments based on the way the chief operating decision maker organizes business segments within the Company for making operating decisions and assessing performance.
The Company reports its financial results in the following two segments: (i) Compound Semiconductors and (ii) Photonic Solutions, and the Company’s chief operating decision maker receives and reviews financial information based on these segments.  The Company evaluates business segment performance based upon segment operating income, which is defined as earnings before income taxes, interest and other income or expense.
The Compound Semiconductors segment is located in the United States, Singapore, China, Germany, Switzerland, Japan, Belgium, the United Kingdom, Italy, South Korea, the Philippines, Vietnam and Taiwan. Compound Semiconductors designs, manufactures and markets: (i) optical and electro-optical components and materials sold under the II-VI Infrared brand name and used primarily in high-power CO2 lasers, fiber-delivered beam delivery systems and processing tools and direct diode lasers for industrial lasers sold under the II-VI HIGHYAG and II-VI Laser Enterprise brand names; (ii) infrared optical components and high-precision optical assemblies for aerospace and defense, medical and commercial laser imaging applications; and (iii) unique engineered materials for thermoelectric and silicon carbide applications servicing the semiconductor, aerospace and defense and medical markets. Compound Semiconductors also manufactures compound semiconductor epitaxial wafers for applications in optical components, wireless devices, and high-speed communication systems and manufactures 6-inch GaAs wafers allowing for the production of high performance lasers and integrated circuits in high volume sold under the II-VI EpiWorks and II-VI OptoElectronic Devices Division brand names.
The Photonic Solutions segment is located in the United States, China, Vietnam, Germany, Japan, the United Kingdom, Italy and Hong Kong. Photonic Solutions manufactures crystal materials, optics, microchip lasers and optoelectronic modules for use in optical communication networks and other diverse consumer and commercial applications.  In addition, the segment manufactures pump lasers, optical isolators, and optical amplifiers and micro-optics for optical amplifiers, for both terrestrial and submarine applications within the optical communications market.
In September 2018, November 2018, and March 2019, the Company completed its acquisitions of CoAdna, an additional product line, and Redstone, respectively. See Note 3, Acquisitions.  The operating results of these acquisitions have been reflected in the selected financial information of the Company’s Photonic Solutions segment, with the exclusion of Redstone that is reflected in the Compound Semiconductors segment, since the date of the acquisitions.
The accounting policies are consistent across each of the segments. To the extent possible, the Company’s corporate expenses are allocated to the segments. The Company evaluates segment performance based upon reported segment operating income, which is defined as earnings from continuing operations before income taxes, interest and other income or expense. Eliminations and Other include eliminating inter-segment sales and transfers as well as transaction costs related to the pending Finisar acquisition.
The following tables summarize selected financial information of the Company’s operations by segment:

	Compound Semiconductors	Photonic Solutions	Unallocated & Other	Total
($000)
2019
Revenues	$723,607	$638,889	$—	$1,362,496
Inter-segment revenues	94,405	12,568	(106,973)	—
Operating income	82,414	81,898	(15,643)	148,668
Interest expense	—	—	—	(22,417)
Other income, net	—	—	—	2,562
Income taxes	—	—	—	(21,296)
Net earnings	—	—	—	107,517
Depreciation and amortization	66,092	26,273	—	92,365
Expenditures for property, plant & equipment	83,899	44,851	—	128,750
Segment assets	1,272,163	681,610	—	1,953,773
Goodwill	185,721	134,057	—	319,778

	Compound Semiconductors	Photonic Solutions	Unallocated & Other	Total
($000)
2018
Revenues	$672,309	$486,485	$—	$1,158,794
Inter-segment revenues	37,723	24,867	(62,591)	—
Operating income	73,611	63,152	—	136,763
Interest expense	—	—	—	(18,352)
Other income, net	—	—	—	3,783
Income taxes	—	—	—	(34,192)
Net earnings	—	—	—	88,002
Depreciation and amortization	57,528	23,242	—	80,770
Expenditures for property, plant & equipment	125,201	36,122	—	161,323
Segment assets	1,207,087	554,574	—	1,761,661
Goodwill	161,008	109,670	—	270,678

	Compound Semiconductors	Photonic Solutions	Unallocated & Other	Total
($000)
2017
Revenues	$531,685	$440,361	$—	$972,046
Inter-segment revenues	34,740	18,223	(52,963)	—
Operating income	49,094	66,462	—	115,556
Interest expense	—	—	—	(6,809)
Other income, net	—	—	—	10,041
Income taxes	—	—	—	(23,514)
Net earnings	—	—	—	95,274
Depreciation and amortization	42,025	21,612	—	63,637
Expenditures for property, plant & equipment	114,134	28,811	—	142,945
Geographic information for revenues from the country of origin (shipped from), and long-lived assets from the country of origin, which include property, plant and equipment, net of related depreciation, and certain other long-term assets, were as follows:

	Revenues
Year Ended June 30,	2019	2018	2017
($000)
United States	$405,404	$373,735	$294,200
Non-United States
Hong Kong	319,601	186,978	190,702
China	290,287	253,672	208,595
Germany	155,000	132,161	88,304
Japan	109,670	89,153	76,212
Switzerland	32,770	49,557	50,497
Vietnam	22,322	26,898	22,497
Korea	11,674	9,757	6,584
Singapore	6,868	5,941	3,913
Philippines	4,179	3,909	3,057
United Kingdom	2,712	9,359	8,473
Taiwan	2,005	1,705	718
Belgium	4	4,511	7,503
Italy	—	11,458	10,791
Total Non-United States	957,092	785,059	677,846
	$1,362,496	$1,158,794	$972,046

	Long-Lived Assets
June 30,	2019	2018	2017
($000)
United States	$345,866	$309,062	$240,029
Non-United States
China	108,688	81,175	62,024
United Kingdom	60,369	65,357	396
Switzerland	35,592	37,155	36,795
Germany	14,857	14,876	15,323
Vietnam	11,656	10,042	8,272
Philippines	7,793	6,628	6,115
Hong Kong	5,032	2,818	1,914
Other	1,190	598	704
Total Non-United States	245,177	218,649	131,543
	$591,043	$527,711	$371,572